FRANKLIN TEMPLETON INVESTMENTS
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


                                                              Karen L. Skidmore
                                                      ASSOCIATE GENERAL COUNSEL
                                                      Telephone: (650) 312-5651
                                                      Facsimile: (650) 312-3589


May 1, 2001

Filed Via EDGAR (CIK #0000837274)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re: FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("Trust"); File Nos. 33-23493 and 811-5583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on April 27, 2001. Each form of Prospectus used reflects only the Series being offered but all forms of prospectuses used are contained in the Post-Effective Amendment.

Sincerely,

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST


/S/ KAREN L. SKIDMORE
---------------------
Karen L. Skidmore
Assistant Vice President
Franklin Templeton Variable Insurance Products Trust
and Associate General Counsel
Franklin Resources, Inc.